ACCOUNTS PAYABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCOUNTS PAYABLE
Payables for purchase of property, equipment and software	¥ 561,317		¥ 142,142
Payables for advertising expenses	15,369		32,277
Others	52,530		10,878
Total	¥ 629,216	$ 88,623	¥ 185,297